Stated capital (Details) - USD ($) shares in Thousands, $ in Millions		6 Months Ended
		Jun. 30, 2025		Jun. 30, 2024
Disclosure of classes of share capital [line items]
Beginning Balance, Number of shares		333,441
Shares issued on exercise of options (in shares)		2,080
Ending Balance, Number of shares		335,521
Beginning balance, Equity	[1]	$ (314.4)	[2]	$ 328.7
Ending balance, Equity		(98.4)		(308.3)	[1]
Stated capital net of issue costs
Disclosure of classes of share capital [line items]
Beginning balance, Equity	[1]	5,403.1		5,394.8
Shares issued on exercise of options		16.6		4.4
Ending balance, Equity		5,419.7		$ 5,399.2	[1]
Share capital
Disclosure of classes of share capital [line items]
Beginning balance, Equity		101.0
Shares issued on exercise of options		0.7
Ending balance, Equity		101.7
Share capital net of issue costs
Disclosure of classes of share capital [line items]
Beginning balance, Equity		100.0
Shares issued on exercise of options		0.7
Ending balance, Equity		100.7
Share premium
Disclosure of classes of share capital [line items]
Beginning balance, Equity		5,333.0
Shares issued on exercise of options		15.9
Ending balance, Equity		5,348.9
Share premium net of issue costs
Disclosure of classes of share capital [line items]
Beginning balance, Equity		5,303.1
Shares issued on exercise of options		15.9
Ending balance, Equity		$ 5,319.0

[1]	Revised for a correction to Property, plant and equipment (see note 21).
[2]	Revised for corrections to Property, plant and equipment and Trade and other payables (see note 21).